Basis of Preparation and Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Preparation and Presentation of the Consolidated Financial Statements [Abstract]
Schedule of Subsidiaries	As of December 31, 2023, and 2022, the subsidiaries of Grupo Simec, S.A.B. de C.V. included in the consolidation are the following:
	Percentage of equity owned
	2023	2022
Subsidiaries established in Mexico:
Compañía Siderúrgica de Guadalajara, S.A. de C.V.	99.99%	99.99%
Arrendadora Simec, S.A. de C.V.	100.00%	100.00%
Simec International, S.A. de C.V.	100.00%	100.00%
Compañía Siderúrgica del Pacifico, S.A. de C.V.	99.99%	99.99%
Coordinadora de Servicios Siderúrgicos de Calidad, S.A. de C.V. (7)	100.00%	100.00%
Industrias del Acero y del Alambre, S.A. de C.V.	99.99%	99.99%
Procesadora Mexicali, S.A. de C.V. (7)	99.99%	99.99%
Servicios Simec, S.A. de C.V.	100.00%	100.00%
Sistemas de Transporte de Baja California, S.A. de C.V.	100.00%	100.00%
Operadora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V. (7)	100.00%	100.00%
Operadora de Metales, S.A. de C.V. (7)	100.00%	100.00%
Administradora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V.	100.00%	100.00%
CSG Comercial, S.A. de C.V.	99.95%	99.95%
Operadora de Servicios de la Industria Siderúrgica ICH, S.A. de C.V.	100.00%	100.00%
Corporación Aceros DM, S.A. de C.V. and subsidiaries (1)	100.00%	100.00%
Acero Transportes San, S.A. de C.V. (1)	100.00%	100.00%
Simec Acero, S.A. de C.V.	100.00%	100.00%
Corporación ASL, S. A. de C.V.	99.99%	99.99%
Simec International 6, S.A. de C.V. (7)	100.00%	100.00%
Simec International 7, S.A. de C.V.	99.99%	99.99%
Simec International 9, S.A.P.I. de C.V.	100.00%	100.00%
Corporativos G&DL, S.A. de C.V. (7)	100.00%	100.00%
Orge, S.A. de C.V.	99.99%	99.99%
Siderúrgica del Occidente y Pacifico, S.A. de C.V.	100.00%	100.00%
RRLC, S.A.P.I. de C.V.	99.99%	95.10%
Grupo Chant, S.A.P.I. de C.V.	99.99%	97.61%
Aceros Especiales Simec Tlaxcala, S.A. de C.V. (7)	100.00%	100.00%
Gases Industriales de America, S.A. de C.V.	100.00%	100.00%
GSIM de Occidente S.A. de C.V.	100.00%	100.00%
Fundiciones de Acero Estructural, S.A. de C.V.	100.00%	100.00%
Siderúrgicos Noroeste, S.A. de C.V.	100.00%	100.00%
Simec Siderúrgico, S.A. de C.V.	100.00%	100.00%
Subsidiaries established in foreign countries:
SimRep Corporation and Subsidiaries (3) (4) (5) (7)	99.41%	99.41%
Pacific Steel, Inc. (4)	100.00%	100.00%
Pacific Steel Projects, Inc. (4) (7)	100.00%	100.00%
Simec Steel, Inc. (4)	100.00%	100.00%
Simec USA, Corp. (4)	100.00%	100.00%
Undershaft Investments, NV. (6)	100.00%	100.00%
GV do Brasil Industria e Comercio de Aço LTDA (2)	100.00%	100.00%
Companhia Siderurgica do Espiritu Santo S.A. (2)	100.00%	100.00%
(1)	Companies located in San Luis Potosi. For purposes of this report constitute the “Grupo San”.
(2)	Companies located in Brazil.
(3)	ICH owns 0.59% of the shares in this company at December 31, 2023.
(4)	Companies established in the United States, except a subsidiary of SimRep which is established in Canada.
(5)	SimRep as an individual company has no significant operations or assets, except for its investment in Republic Steel. For purposes of this report, these companies are named “Republic”.
(6)	Company established in Curaçao.
(7)	Companies that have lost the entire capital stock, except Procesadora Mexicali, S.A. de C.V. and Aceros Especiales Simec Tlaxcala, S.A. de C.V. which only have lost 2/3 of their capital stock.

Schedule of Relevant Exchange Rates	Relevant exchange rates used in the conversion of the financial statements of foreign subsidiaries were as follows (Mexican pesos per one U.S. dollar):
Current exchange rate as of December 31, 2023	16.89
Current exchange rate as of December 31, 2022	19.36
Average exchange rate for the year ended December 31, 2023 (*)	17.77
Average exchange rate for the year ended December 31, 2022 (*)	20.12
Current exchange rate as of October 25, 2024	19.93
(*)	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.

Schedule of Estimated Useful Lives of Assets	The initial estimated useful lives of the Company’s main assets are as follows:
Years

Buildings	10 to 65
Machinery and equipment	5 to 40
Transportation equipment	4
Furniture, chattels and computer equipment	3 to 10